In re Pacific Life Insurance Co., Release No. 26042 (2003)

Release No. 26042 (S.E.C. Release No.), Release No. IC - 26042, 80 S.E.C. Docket 447, 2003 WL 2011321
S.E.C. Release No.
Investment Company Act of 1940
SECURITIES AND EXCHANGE COMMISSION (S.E.C.)
IN THE MATTER OF PACIFIC   LIFE INSURANCE COMPANY, ET AL.
700 Newport Center Drive
Newport Beach, CA 92660
(812-11760)
May 2, 2003
SUMMARY
Pacific   Life Insurance Company, among others, requested an exemption from Rule 22c-1 of the Investment Company Act of 1940. The Securities and Exchange Commission granted the requested relief.‘
REGULATION
17 C.F.R.270.22c-1

ORDER UNDER SECTION 6(c) OF THE INVESTMENT COMPANY ACT OF 1940 GRANTING EXEMPTIONS FROM THE PROVISIONS OF SECTIONS 2(a)(32), 22(c) AND 27(i)(2)(A) OF THE ACT AND RULE 22c-1 THEREUNDER

*1   Pacific   Life Insurance Company, Pacific   Life and Annuity Company (together with Pacific   Life Insurance Company, the PL Insurers), Pacific Select Distributors, Inc., and certain separate accounts of the PL Insurers (collectively Applicants) filed an application on August 24, 1999, and an amended and restated application on March 28, 2000, April 30, 2002, November 25, 2002, and April 8, 2003. Applicants requested an order pursuant to Section 6(c) of the Investment Company Act of 1940 (the 1940 Act) exempting them from Sections 2(a)(32), 22(c), and 27(i)(2)(A) of the 1940 Act and Rule 22c-1 thereunder to permit, when contracts are returned during the free look period: (1) the recapture of certain credit enhancements applied to the contract value of certain contractholders and (2) the recapture of any amounts credited by a PL Insurer and applied to the contract value of certain contractholders in situations where selling and/or maintenance costs are reduced or to the contract value of certain contractholders who meet certain criteria established by a PL Insurer.

A notice of the filing of the application was issued on April 9, 2003 (Investment Company Act Release No. 25998). The notice gave interested persons an opportunity to request a hearing and stated that an order granting the application would be issued, unless a hearing should be ordered. No request for a hearing has been received, and the Commission has not ordered a hearing.

The matter has been considered, and it is found that the granting of the exemption is appropriate in the public interest and consistent with the protection of investors and the purposes fairly intended by the policy and provisions of the Act.

Accordingly,

IT IS ORDERED, pursuant to Section 6(c) of the 1940 Act, that the requested exemptions from the provisions of Section 2(a)(32), 22(c) and 27(i)(2)(A) of the 1940 Act and Rule 22c-1 thereunder, be, and hereby are, granted, effective forthwith.

For the Commission, by the Division of Investment Management, pursuant to delegated authority.
Margaret H. McFarland
Deputy Secretary
In re Pacific Life Insurance Co., Release No. 26042 (2003)

Release No. 26042 (S.E.C. Release No.), Release No. IC - 26042, 80 S.E.C. Docket 447, 2003 WL 2011321
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